Taxation - Schedule of Reconciliation of Company’s Effective Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Reconciliation of Company’s Effective Income Tax Rate [Abstract]
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%		25.00%		25.00%
Permanent differences	(4.50%)	(1.10%)	1.20%	[1]	(12.10%)	[1]	2.60%	[1]
Change in valuation allowance	(12.50%)	(24.50%)	(19.80%)		(10.10%)		(18.00%)
Effect of preferential tax rate	2.60%	3.50%	(5.50%)		(1.50%)		(8.20%)
Effect of different tax rates in other jurisdictions (offshore entities)			(0.90%)		(1.30%)		(1.40%)
Change in impairment of intangible assets					(3.20%)
Others
Effective income tax rate					(3.20%)

[1]	Permanent differences in 2022 are mainly due to non-deductible impairment charges.